Balances and Transactions With Related Parties and Key Officers (Schedule of Balances of Key Officers of the Company) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Professional fee	$ 2,589	$ 2,480	$ 2,267
Key Officer [Member]
Disclosure of transactions between related parties [line items]
Professional fee	$ 754	$ 353